Shareholders' Equity (Details) - Schedule of outstanding warrants to shareholders - Warrant [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants | shares	1,120,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.92
Weighted average Remaining contractual life (years)	2 years 9 months 21 days